Schedule of Deferred Policy Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 129,836	$ 130,201	$ 132,614
Acquisition costs deferred	17,240	19,553	19,423
Amortization charged to income	(13,213)	(29,783)	(13,145)
Effect of unrealized gains and losses	1,419	9,865	(8,691)
Balance, end of year	$ 135,282	$ 129,836	$ 130,201